FMI Global Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 96.8%	Shares	Value
Bermuda - 2.0%
Multi-Line Insurance - 2.0%
Arch Capital Group Ltd. (a)	2,400	$232,944

Britain - 13.1%
Beverages: Alcoholic - 1.7%
Diageo PLC	9,575	192,842

Food: Specialty/Candy - 1.7%
Greggs PLC	9,400	199,645

Household/Personal Care - 2.9%
Unilever PLC	5,550	333,376

Internet Software/Services - 4.6%
Informa PLC	43,600	523,095

Trucks/Construction/Farm Machinery - 2.2%
Weir Group PLC	8,000	255,177
Total Britain		1,504,135

France - 9.0%
Miscellaneous Commercial Services - 2.7%
Edenred SE	11,870	305,131

Restaurants - 3.3%
Sodexo SA	6,640	384,061

Wholesale Distributors - 3.0%
Rexel SA	7,885	345,445
Total France		1,034,637

Germany - 2.3%
Medical/Nursing Services - 2.3%
Fresenius Medical Care AG	5,940	268,907

Ireland - 7.6%
Airlines - 4.1%
Ryanair Holdings PLC - ADR	7,315	473,646

Information Technology Services - 3.5%
Accenture PLC - Class A	3,200	398,208
Total Ireland		871,854

Netherlands - 5.4%
Medical/Nursing Services - 2.8%
Koninklijke Philips NV	11,926	324,322

Wholesale Distributors - 2.6%
IMCD NV	3,320	300,206

Total Netherlands		624,528

United States - 57.4% (b)
Building Products - 3.1%
Masco Corp.	4,340	353,146

Discount Stores - 1.6%
Dollar Tree, Inc. (a)	1,505	182,030

Finance/Rental/Leasing - 3.9%
Sunbelt Rentals Holdings, Inc.	6,200	452,281

Industrial Machinery - 3.4%
Carrier Global Corp.	5,300	388,755

Information Technology Services - 4.8%
CDW Corp.	3,900	548,496

Investment Banks/Brokers - 4.6%
Charles Schwab Corp.	5,695	525,478

Major Banks - 7.4%
Capital One Financial Corp.	2,600	521,612
PNC Financial Services Group, Inc.	1,350	332,397
		854,009
Managed Health Care - 4.0%
UnitedHealth Group, Inc.	1,115	463,427

Medical Specialties - 3.8%
Becton Dickinson & Co.	2,900	438,857

Other Consumer Services - 8.5%
Booking Holdings, Inc.	3,875	690,680
Valvoline, Inc. (a)	7,315	289,235
		979,915
Property/Casualty Insurance - 2.2%
Berkshire Hathaway, Inc. - Class B (a)	500	250,195

Pulp & Paper - 3.9%
Avery Dennison Corp.	2,750	446,463

Recreational Products - 2.4%
Hayward Holdings, Inc. (a)	16,000	276,960

Wholesale Distributors - 3.8%
Ferguson Enterprises, Inc.	1,855	440,247
Total United States		6,600,259
TOTAL COMMON STOCKS (Cost $10,902,969)		11,137,264

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.4%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.58% (c)	395,177	395,177
TOTAL MONEY MARKET FUNDS (Cost $395,177)		395,177

TOTAL INVESTMENTS - 100.2% (Cost $11,298,146)		11,532,441

Liabilities in Excess of Other Assets - (0.2)%	(0.00184)	(21,215)
TOTAL NET ASSETS - 100.0%		$11,511,226

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

FMI Global Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$7,252,776	$3,884,488	$–	$11,137,264
Money Market Funds	395,177	–	–	395,177
Total Investments	$7,647,953	$3,884,488	$–	$11,532,441

Refer to the Schedule of Investments for further disaggregation of investment categories.